Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund - Fidelity SAI Low Duration Income Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Annual Return 2021	(0.01%)
Annual Return 2022	0.73%
Annual Return 2023	5.70%